STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS (Tables)	12 Months Ended
Jan. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Recognized Stock-based Compensation Expense
We recognized stock-based compensation expense in the following line items on the consolidated statements of operations for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Component of (loss) income before provision for income taxes:
Cost of revenue:
Software	$(9)	$229	$229
Software service	1,071	1,078	$1,160
Professional service and other	355	2,038	$2,535

Research and development, net	2,232	8,048	$7,792
Selling, general and administrative	8,539	13,955	$21,320
Total stock-based compensation expense	12,188	25,348	$33,036
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	1,615	3,358	$4,196
Total stock-based compensation, net of taxes	$10,573	$21,990	$28,840

Summary of Stock-based Compensation Expense by Type of Award
The following table summarizes stock-based compensation expense by type of award for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Restricted stock units and restricted stock awards	$12,777	$21,759	$31,825
Stock bonus program and bonus share program	(610)	3,487	1,040
Total equity-settled awards	12,167	25,246	32,865
Phantom stock units (cash-settled awards)	21	102	171
Total stock-based compensation expense	$12,188	$25,348	$33,036

Summary of Stock Awards Activity
The following table (“Award Activity Table”) summarizes activity for RSUs and PSUs to Company personnel that reduce available plan capacity under the plans for the years ended January 31, 2024 and 2023:

	Year Ended January 31,		Year Ended January 31,
	2024		2023
(in thousands, except grant date fair values)	Shares or Units	Weighted-Average Grant-Date Fair Value	Shares or Units	Weighted-Average Grant-Date Fair Value
Opening balance	1,923	$11.02	1,901	$24.42
Granted	4,041	$4.55	2,208	$6.87
Released	(2,164)	$7.51	(1,627)	$19.53
Forfeited	(203)	$18.43	(559)	$15.43
Closing balance	3,597	$5.44	1,923	$11.02